SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Mar. 28, 2025 USD ($) shares	Feb. 28, 2025 CAD ($) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 $ / shares shares	Mar. 28, 2025 $ / shares
Statement [Line Items]
Stock options expired			2,500,000	2,500,000
Weighted average exercise price | $ / shares				$ 0.25
Subsequent Event [Member] | Tranche 3 [Member] | First Majestic [Member]
Statement [Line Items]
Payment for amending the terms of agreement | $	$ 5
Outstanding common share purchase warrants	32,050,228
Expiry date of warrants extended	March 31, 2028
Exercise price of warrants | $ / shares					$ 0.374
Exercise price of warrants revised | $ / shares					$ 0.20
Amended warrants expiry date description	Company’s common shares on the TSX equals or exceeds $0.30 for 45 consecutive trading days, to the date which is 30 days following the dissemination of a news release announcing the acceleration
DSUs [Member]
Statement [Line Items]
Exercisable period			18 months	18 months
Granted deferred stock			400,000	400,000
RSUs [Member]
Statement [Line Items]
Granted RSU			7,756,955	7,756,955
RSUs [Member] | Subsequent Event [Member]
Statement [Line Items]
Common shares issued during period		1,078,130
Aggregate settlement value | $		$ 115,000
PSUs [Member]
Statement [Line Items]
Granted Performance Share Units			3,600,000	3,600,000
Stock options
Statement [Line Items]
Weighted average exercise price | $ / shares			$ 0.125
Granted stock options			17,800,000	17,800,000